Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Ordinary shares [Member]		Additional paid-in capital [Member]	Treasury shares at cost [Member]	Accumulated other comprehensive loss [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2021	$ 224		$ 428,244	$ (20,091)	$ (9,507)	$ (261,719)	$ 137,151
Balance (in shares) at Dec. 31, 2021	83,931,596
Exercise of options and vesting of RSUs		[1]	410	0	0	0	410
Exercise of options and vesting of RSUs (in shares)	422,085
Share-based compensation	$ 0		3,560	0	0	0	3,560
Other comprehensive income (loss), net	0		0	0	(1,649)	0	(1,649)
Net income (loss)	0		0	0	0	(19,689)	(19,689)
Balance at Dec. 31, 2022	$ 224		432,214	(20,091)	(11,156)	(281,408)	119,783
Balance (in shares) at Dec. 31, 2022	84,353,681
Exercise of options and vesting of RSUs		[1]	39	0	0	0	39
Exercise of options and vesting of RSUs (in shares)	559,738
Share-based compensation	$ 0		3,964	0	0	0	3,964
Shares issued as consideration in connection with the acquisition of Siklu Communication Ltd.		[1]	944	0	0	0	944
Shares issued as consideration in connection with the acquisition of Siklu Communication Ltd. (in shares)	504,902
Other comprehensive income (loss), net	$ 0		0	0	3,069	0	3,069
Net income (loss)	0		0	0	0	6,220	6,220
Balance at Dec. 31, 2023	$ 224		437,161	(20,091)	(8,087)	(275,188)	$ 134,019
Balance (in shares) at Dec. 31, 2023	85,418,321						85,418,321
Exercise of options and vesting of RSUs	$ 8		5,910	0	0	0	$ 5,918
Exercise of options and vesting of RSUs (in shares)	2,974,604
Share-based compensation	$ 0		4,298	0	0	0	4,298
Other comprehensive income (loss), net	0		0	0	(1,973)	0	(1,973)
Net income (loss)	0		0	0	0	24,063	24,063
Balance at Dec. 31, 2024	$ 232		$ 447,369	$ (20,091)	$ (10,060)	$ (251,125)	$ 166,325
Balance (in shares) at Dec. 31, 2024	88,392,925						88,392,925

[1]	Represent an amount lower than $1 thousand